November 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Mortgage Fund

File Nos. 333-168595 and 811-22449

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2026 of Registrant’s Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jane Y. Chung

Jane Y. Chung

Secretary